Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2016
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Jun. 03, 2016
Document Effective Date	Jun. 03, 2016
Prospectus Date	May 01, 2016